Intangible Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 479,497	$ 68,875
Intangible Assets Excluding Licensed Copyrights
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortization of intangible assets	873,664	125,494	¥ 346,672	¥ 112,860
Impairment charges on intangible assets	¥ 99,096	$ 14,234	¥ 0	¥ 0